Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2022	2021

	(Millions of yen)
Land	275,261	276,306
Buildings	1,760,058	1,728,811
Machinery and equipment	1,893,745	1,849,271
Construction in progress	60,914	43,283
Finance lease right-of-use assets	7,315	6,533

Cost	3,997,293	3,904,204
Less accumulated depreciation	(2,962,228)	(2,862,801)

Property, plant and equipment, net	1,035,065	1,041,403

Depreciation expense for the years ended December
31
,
2022
,
2021
and
2020
was ¥
162,841
 million, ¥
156,333
 million and ¥
162,733
 million, respectively.
Amounts due for purchases of property, plant and equipment were ¥24,745 million and ¥29,562 million at December 31, 2022 and 2021, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.